Prepaid Expenses and Other Current Assets (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expenses and Other Current Assets
Prepaid insurance	$ 3,347,172	$ 49,029
Prepaid manufacturing expenses	1,407,500
Other prepaid expenses	341,336	164,772
Prepaid income taxes	51,642
Other current assets		26,551
Total accrued and other current liabilities	$ 5,147,650	$ 240,352	$ 97,585